Government Grant (Details) $ in Millions	1 Months Ended	9 Months Ended
	May 31, 2019 CAD ($)	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)
Government Grant [Line Items]
Non-refundable government contribution value	$ 85.0
Recorded relating to agreement		$ 3.3	$ 2.6
Recorded as a reduction (in Dollars)		1.9
Satellites, Property and Other Equipment [Member]
Government Grant [Line Items]
Recorded as a reduction (in Dollars)		$ 1.4
Operating Expenses [Member]
Government Grant [Line Items]
Property and other equipment			$ 2.6